STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data	Total	Common Stock [Member]		Additional Paid-in Capital [Member]		Deferred Stock-based compensation [Member]	Deficit accumulated during the development stage [Member]
Balance at Sep. 22, 2000	$ 0	$ 0		$ 0		$ 0	$ 0
Balance (in shares) at Sep. 22, 2000		0
Stock issued on September 22, 2000 for cash at $0.00188 per share	17	1		16		0	0
Stock issued on September 22, 2000 for cash at $0.00188 per share (in shares)		8,500,000
Stock issued on March 31, 2001 for cash at $0.0375 per share	60		[1]	60		0	0
Stock issued on March 31, 2001 for cash at $0.0375 per share (in shares)		1,600,000
Contribution of capital	8	0		8		0	0
Net loss	(17)	0		0		0	(17)
Balance at Mar. 31, 2001	68	1		84		0	(17)
Balance (in shares) at Mar. 31, 2001		10,100,000
Contribution of capital	11	0		11		0	0
Net loss	(26)	0		0		0	(26)
Balance at Mar. 31, 2002	53	1		95		0	(43)
Balance (in shares) at Mar. 31, 2002		10,100,000
Contribution of capital	15	0		15		0	0
Net loss	(47)	0		0		0	(47)
Balance at Mar. 31, 2003	21	1		110		0	(90)
Balance (in shares) at Mar. 31, 2003		10,100,000
2-for-1 stock split	0		[1]	0		0	0
2-for-1 stock split (in shares)		10,100,000
Stock issued on August 31, 2003 to purchase mineral option at $0.065 per share	6		[1]	6		0	0
Stock issued on August 31, 2003 to purchase mineral option at $0.065 per share (in shares)		100,000
Cancellation of shares granted	0		[1]		[1]	0	0
Cancellation of shares granted (in shares)		(10,062,000)
Contribution of capital	15		[1]	15		0	0
Net loss	(73)	0		0		0	(73)
Balance at Mar. 31, 2004	(31)	1		131		0	(163)
Balance (in shares) at Mar. 31, 2004		10,238,000
Stock-based compensation related to options and shares granted to service providers	17,506		[1]	17,506		0	0
Stock-based compensation related to options and shares granted to service providers (in shares)		2,025,000
Stock-based compensation related to stock and options granted to directors and employees	0	0		5,979		(5,979)	0
Cancellation of shares granted	0		[1]			0	0
Cancellation of shares granted (in shares)		(1,800,000)
Stock issued on June 24, 2004 for private placement at $0.01 per share, net of $25,000 issuance expenses	60		[1]	60		0	0
Stock issued on June 24, 2004 for private placement at $0.01 per share, net of $25,000 issuance expenses (in shares)		8,510,000
Contribution of capital	7	0		7		0	0
Stock issued during period value for private placement	1,418		[1]	1,418		0	0
Stock issued during period value for private placement (in shares)		1,894,808
Amortization of deferred stock-based compensation related to options and shares granted to employees and directors	584	0		0		584	0
Net loss	(18,840)	0		0		0	(18,840)
Balance at Mar. 31, 2005	704	1		25,101		(5,395)	(19,003)
Balance (in shares) at Mar. 31, 2005		20,867,808
Stock-based compensation related to options and shares granted to service providers	662		[1]	662		0	0
Stock-based compensation related to options and shares granted to service providers (in shares)		934,904
Stock-based compensation related to stock and options granted to directors and employees	0		[1]	486		(486)	0
Stock-based compensation related to stock and options granted to directors and employees (in shares)		200,000
Amortization of deferred stock-based compensation related to options and shares granted to employees and directors	1,174	0		51		1,123	0
Stock issued on May 12, 2005 for private placement at $0.80 per share	149		[1]	149		0	0
Stock issued on May 12, 2005 for private placement at $0.80 per share (in shares)		186,875
Stock issued on July 27, 2005 for private placement at $0.60 per share	99		[1]	99		0	0
Stock issued on July 27, 2005 for private placement at $0.60 per share (in shares)		165,000
Stock issued on September 30, 2005 for private placement at $0.80 per share	225		[1]	225		0	0
Stock issued on September 30, 2005 for private placement at $0.80 per share (in shares)		312,500
Stock issued on December 7, 2005 for private placement at $0.80 per share	135		[1]	135		0	0
Stock issued on December 7, 2005 for private placement at $0.80 per share (in shares)		187,500
Forfeiture of options granted to employees	0	0		(3,363)		3,363	0
Reclassification due to application of ASC 815-40-25 (formerly EITF 00-19)	(7,906)	0		(7,906)
Beneficial conversion feature related to convertible loans bridge loans	164	0		164		0	0
Net loss	(3,317)	0		0		0	(3,317)
Balance at Mar. 31, 2006	(7,911)	1		15,803		(1,395)	(22,320)
Balance (in shares) at Mar. 31, 2006		22,854,587
Stock-based compensation related to options and shares granted to service providers	453	0		453		0	0
Stock-based compensation related to options and shares granted to service providers (in shares)		1,147,225
Stock-based compensation related to stock and options granted to directors and employees	1,168		[1]	1,168		0	0
Stock-based compensation related to stock and options granted to directors and employees (in shares)		200,000
Reclassification due to application of ASC 815-40-25 (formerly EITF 00-19)	7,191	0		7,191		0	0
Beneficial conversion feature related to convertible loans bridge loans	1,086	0		1,086		0	0
Elimination of deferred stock compensation due to implementation of ASC 718-10 (formerly SFAS 123(R))	0	0		(1,395)		1,395	0
Warrants issued to convertible note holder	11	0		11		0	0
Warrants issued to loan holder	110	0		110		0	0
Net loss	(3,924)	0		0		0	(3,924)
Balance at Dec. 31, 2006	(1,816)	1		24,427		0	(26,244)
Balance (in shares) at Dec. 31, 2006		24,201,812
Stock-based compensation related to options and shares granted to service providers	1,446			1,446		0	0
Stock-based compensation related to options and shares granted to service providers (in shares)		544,095
Stock-based compensation related to stock and options granted to directors and employees	1,232		[1]	1,232		0	0
Stock-based compensation related to stock and options granted to directors and employees (in shares)		200,000
Exercise of warrants	214		[1]	214		0	0
Exercise of warrants (in shares)		3,832,621
Issuance of shares for private placement	2,000	1		1,999		0	0
Issuance of shares for private placement (in shares)		11,500,000
Beneficial conversion feature related to convertible loans bridge loans	407	0		407		0	0
Warrants issued to convertible note holder	109	0		109		0	0
Conversion of convertible loans	224		[1]	224		0	0
Conversion of convertible loans (in shares)		725,881
Net loss	(6,244)	0		0		0	(6,244)
Balance at Dec. 31, 2007	(2,428)	2		30,058		0	(32,488)
Balance (in shares) at Dec. 31, 2007		41,004,409
Stock-based compensation related to options and shares granted to service providers	33	0		33		0	0
Stock-based compensation related to options and shares granted to service providers (in shares)		90,000
Stock-based compensation related to stock and options granted to directors and employees	731	0		731		0	0
Stock-based compensation related to stock and options granted to directors and employees (in shares)		0
Exercise of options	3		[1]	3		0	0
Exercise of options (in shares)		17,399
Exercise of warrants	0		[1]	0		0	0
Exercise of warrants (in shares)		1,860,000
Issuance of shares for private placement	1,500	1		1,499		0	0
Issuance of shares for private placement (in shares)		8,625,000
Conversion of convertible loans	1,276		[1]	1,276		0	0
Conversion of convertible loans (in shares)		3,644,610
Subscription of shares for private placement	281	0		281		0	0
Net loss	(3,472)	0		0		0	(3,472)
Balance at Dec. 31, 2008	(2,076)	3		33,881		0	(35,960)
Balance (in shares) at Dec. 31, 2008		55,241,418
Stock-based compensation related to options and shares granted to service providers	775		[1]	775		0	0
Stock-based compensation related to options and shares granted to service providers (in shares)		5,284,284
Stock-based compensation related to stock and options granted to directors and employees	409	0		409		0	0
Stock-based compensation related to stock and options granted to directors and employees (in shares)		0
Conversion of convertible note							0
Exercise of warrants	0		[1]	0		0	0
Exercise of warrants (in shares)		3,366,783
Stock issued during period value for private placement	1	1		0		0	0
Stock issued during period value for private placement (in shares)		9,916,667
Conversion of convertible loans	200		[1]	200		0
Conversion of convertible loans (in shares)		2,500,000
Subscription of shares for private placement	729	0		729		0	0
Net loss	(1,781)	0		0		0	(1,781)
Balance at Dec. 31, 2009	(1,743)	4		35,994		0	(37,741)
Balance (in shares) at Dec. 31, 2009		76,309,152
Stock-based compensation related to options and shares granted to service providers	96		[1]	96		0	0
Stock-based compensation related to options and shares granted to service providers (in shares)		443,333
Stock-based compensation related to stock and options granted to directors and employees	388		[1]	388		0	0
Stock-based compensation related to stock and options granted to directors and employees (in shares)		466,667
Conversion of convertible note	135		[1]	135		0	0
Conversion of convertible note (in shares)		402,385
Exercise of options	77		[1]	77		0	0
Exercise of options (in shares)		1,540,885
Exercise of warrants	11		[1]	11		0	0
Exercise of warrants (in shares)		3,929,446
Issuance of shares on account of previously subscribed shares	0		[1]	0		0	0
Issuance of shares on account of previously subscribed shares (in shares)		2,000,001
Stock issued during period value for private placement	1,751	1		1,750		0	0
Stock issued during period value for private placement (in shares)		7,250,000
Conversion of convertible loans	189		[1]	189		0	0
Conversion of convertible loans (in shares)		1,016,109
Issuance of shares for public offering	400			400
Issuance of shares for public offering (in shares)		2,475,000
Conversion of trade payable to stock	201	0		201		0	0
Subscription of shares for private placement	455	0		455		0	0
Net loss	(2,419)						(2,419)
Balance at Dec. 31, 2010	(459)	5		39,696		0	(40,160)
Balance (in shares) at Dec. 31, 2010		95,832,978
Stock-based compensation related to options and shares granted to service providers	449	0		449		0	0
Stock-based compensation related to options and shares granted to service providers (in shares)		474,203
Stock-based compensation related to stock and options granted to directors and employees	1,135	0		1,135		0	0
Stock-based compensation related to stock and options granted to directors and employees (in shares)		2,025,040
Conversion of convertible note	140	0		140		0	0
Conversion of convertible note (in shares)		755,594
Exercise of options	243	0		243		0	0
Exercise of options (in shares)		1,648,728
Exercise of warrants	272	0		272		0	0
Exercise of warrants (in shares)		1,046,834
Issuance of shares for private placement	3,602	1		3,601		0	0
Issuance of shares for private placement (in shares)		14,160,933
Issuance of shares on account of previously subscribed shares	24	0		24		0	0
Issuance of shares on account of previously subscribed shares (in shares)		10,499,999
Net loss	(3,918)	0		0		0	(3,918)
Balance at Dec. 31, 2011	1,488	6		45,560		0	(44,078)
Balance (in shares) at Dec. 31, 2011		126,444,309
Stock-based compensation related to options and shares granted to service providers	195	0		195		0	0
Stock-based compensation related to options and shares granted to service providers (in shares)		794,423
Stock-based compensation related to stock and options granted to directors and employees	560	0		560		0	0
Stock-based compensation related to stock and options granted to directors and employees (in shares)		885,000
Exercise of options	137		[1]	137		0	0
Exercise of options (in shares)		1,182,606
Exercise of warrants	9		[1]	9		0	0
Exercise of warrants (in shares)		959,729
Issuance of shares for private placement	5,023	1		5,022			0
Issuance of shares for private placement (in shares)		19,818,968
Net loss	(3,430)	0		0		0	(3,430)
Balance at Dec. 31, 2012	3,982	7		51,483		0	(47,508)
Balance (in shares) at Dec. 31, 2012		150,085,035
Stock-based compensation related to options and shares granted to service providers	197			197		0	0
Stock-based compensation related to options and shares granted to service providers (in shares)		809,696
Stock-based compensation related to stock and options granted to directors and employees	674			674		0	0
Stock-based compensation related to stock and options granted to directors and employees (in shares)		760,000
Exercise of options	8		[1]	8		0	0
Exercise of options (in shares)		120,000
Issuance of shares for private placement	250		[1]	250		0	0
Issuance of shares for private placement (in shares)		833,334
Conversion of convertible loans	30	0		30		0	0
Conversion of convertible loans (in shares)		126,111
Issuance of shares for public offering	2,497	1		2,496		0	0
Issuance of shares for public offering (in shares)		23,529,411
Net loss	(4,899)	0		0		0	(4,899)
Balance at Dec. 31, 2013	2,739	8		55,138		0	(52,407)
Balance (in shares) at Dec. 31, 2013		176,263,587
Stock-based compensation related to options and shares granted to service providers	110	0		110		0	0
Stock-based compensation related to options and shares granted to service providers (in shares)		540,000
Stock-based compensation related to stock and options granted to directors and employees	122	0		122		0	0
Stock-based compensation related to stock and options granted to directors and employees (in shares)		0
Net loss	(2,111)	0		0		0	(2,111)
Balance at Mar. 31, 2014	$ 860	$ 8		$ 55,370		$ 0	$ (54,518)
Balance (in shares) at Mar. 31, 2014		176,803,587

[1]	Represents an amount less than $1.